ACCRUED EXPENSES AND OTHER ACCOUNTS PAYABLE	12 Months Ended
Dec. 31, 2016
Accounts Payable and Accrued Liabilities, Current [Abstract]
Accrued Expenses and Other Accounts Payable [Text Block]
NOTE 11:-	ACCRUED EXPENSES AND OTHER ACCOUNTS PAYABLE

	December 31,
	2015	2016

Employees and payroll accruals	$8,105	$11,245
Accrued expenses	4,204	4,955
Government authorities	2,978	2,871
Other	1,423	1,219

	$16,710	$20,290